Insurance Contracts_Sensitivity Analysis Of Non life Insurance Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
KB Insurance Co., Ltd. | Non-life insurance | Lapse ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (633,788)	₩ (553,013)
KB Insurance Co., Ltd. | Non-life insurance | Lapse ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 568,734	₩ 495,287
KB Insurance Co., Ltd. | Non-life insurance | Loss ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (5,012,443)	₩ (4,576,415)
KB Insurance Co., Ltd. | Non-life insurance | Loss ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 5,012,443	₩ 4,576,415
KB Insurance Co., Ltd. | Non-life insurance | Expense ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (345,752)	₩ (342,587)
KB Insurance Co., Ltd. | Non-life insurance | Expense ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 345,752	₩ 342,587
KB Insurance Co., Ltd. | Non-life insurance | Discount rate | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 1,726,707	₩ 1,800,472
KB Insurance Co., Ltd. | Non-life insurance | Discount rate | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ (1,499,565)	₩ (1,521,385)
KB Life Insurance Co., Ltd. | Life insurance | Lapse ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (76,265)	₩ (52,877)
KB Life Insurance Co., Ltd. | Life insurance | Lapse ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 68,714	₩ 47,615
KB Life Insurance Co., Ltd. | Life insurance | Claim ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (31,600)	₩ (23,308)
KB Life Insurance Co., Ltd. | Life insurance | Claim ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 30,594	₩ 22,675
KB Life Insurance Co., Ltd. | Life insurance | Expense ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)	(10.00%)
Effect on LAT	₩ (33,020)	₩ (32,068)
KB Life Insurance Co., Ltd. | Life insurance | Expense ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 33,020	₩ 32,068
KB Life Insurance Co., Ltd. | Life insurance | Discount rate | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 477,556	₩ 441,585
KB Life Insurance Co., Ltd. | Life insurance | Discount rate | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	0.50%	0.50%
Effect on LAT	₩ (424,309)	₩ (388,848)
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Lapse ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)
Effect on LAT	₩ (182,654)
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Lapse ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%
Effect on LAT	₩ 167,536
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Claim ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)
Effect on LAT	₩ (665,990)
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Claim ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%
Effect on LAT	₩ 644,798
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Expense ratio | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)
Effect on LAT	₩ (135,587)
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Expense ratio | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%
Effect on LAT	₩ 135,587
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Discount rate | Bottom Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(0.50%)
Effect on LAT	₩ 1,426,726
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Discount rate | Top Of Range Member
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	0.50%
Effect on LAT	₩ (1,245,727)